UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08246

Exact name of registrant as specified in charter:
Delaware Investments® Global Dividend and Income Fund, Inc.

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Investments®
Global Dividend
and Income
Fund, Inc.
May 31, 2009

The figures in the semiannual report for Delaware Investments Global Dividend and Income Fund, Inc. represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

> Security type and country allocations	1

> Statement of net assets	3

> Statement of assets and liabilities	14

> Statement of operations	15

> Statements of changes in net assets	16

> Statement of cash flows	17

> Financial highlights	18

> Notes to financial statements	19

> Other Fund information	25

> About the organization	27

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Security type and country allocations

Delaware Investments® Global Dividend and Income Fund, Inc.

As of May 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Percentage
Security Type	of Net Assets
Common Stock	65.87%
Consumer Discretionary	6.84%
Consumer Staples	8.20%
Diversified REITs	0.66%
Energy	5.98%
Financials	5.72%
Health Care	9.59%
Health Care REITs	0.74%
Hotel REIT	0.18%
Industrial REITs	0.12%
Industrials	7.12%
Information Technology	7.28%
Mall REITs	0.52%
Materials	3.22%
Mortgage REITs	0.13%
Multifamily REITs	0.50%
Office REITs	0.92%
Self-Storage REIT	0.25%
Shopping Center REITs	0.21%
Specialty REITs	0.34%
Telecommunications	4.65%
Utilities	2.70%
Convertible Preferred Stock	2.57%
Banking, Finance & Insurance	0.49%
Basic Materials	0.17%
Cable, Media & Publishing	0.24%
Energy	0.19%
Health Care & Pharmaceuticals	0.82%
Real Estate	0.25%
Telecommunications	0.41%
Preferred Stock	0.48%
Banking, Finance & Insurance	0.20%
Industrials	0.00%
Leisure, Lodging & Entertainment	0.16%
Real Estate	0.12%
Agency Mortgage-Backed Security	0.92%
Convertible Bonds	9.70%
Aerospace & Defense	0.80%
Banking, Finance & Insurance	0.16%
Basic Materials	0.61%
Cable, Media & Publishing	0.24%
Computers & Technology	1.68%
Electronics & Electrical Equipment	0.11%
Energy	0.47%
Environmental Services	0.22%
Health Care & Pharmaceuticals	1.45%
Leisure, Lodging & Entertainment	0.24%
Real Estate	1.09%
Retail	0.17%
Telecommunications	1.80%
Transportation	0.28%
Utilities	0.38%
Corporate Bonds	23.67%
Banking	1.45%
Basic Industry	2.45%
Brokerage	0.62%
Capital Goods	1.44%
Consumer Cyclical	2.18%
Consumer Non-Cyclical	1.76%
Energy	2.78%
Finance & Investments	2.36%
Media	1.36%
Real Estate	0.04%
Services Cyclical	1.62%
Services Non-Cyclical	1.51%
Technology & Electronics	0.63%
Telecommunications	2.59%
Utilities	0.88%
Foreign Agencies	2.85%
Regional Agencies	0.99%
Senior Secured Loans	1.09%
Sovereign Debt	1.00%
Supranational Banks	2.85%
Exchange Traded Funds	0.08%
Limited Partnership	0.06%
Warrants	0.00%

(continues)     1

Security type and country allocations

Delaware Investments® Global Dividend and Income Fund, Inc.

Percentage
Security Type	of Net Assets
Discount Note	18.74%
Securities Lending Collateral	11.41%
Total Value of Securities	142.28%
Obligation to Return Securities Lending Collateral	(11.87%)
Borrowing Under Line of Credit	(34.84%)
Receivables and Other Assets Net of Liabilities	4.43%
Total Net Assets	100.00%

Percentage
Country	of Net Assets
Australia	2.69%
Austria	0.05%
Bermuda	0.80%
Brazil	0.37%
Canada	3.32%
Cayman Islands	0.21%
Denmark	0.73%
Finland	0.78%
France	7.48%
Germany	5.69%
Hong Kong	0.60%
Ireland	0.56%
Italy	1.62%
Japan	3.96%
Luxembourg	0.49%
Mexico	0.17%
Netherlands	0.66%
Republic of South Korea	1.10%
Singapore	0.75%
Supranational	2.85%
Sweden	0.60%
Switzerland	1.29%
Taiwan	0.88%
United Kingdom	5.48%
United States	87.74%
Total	130.87%

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

May 31, 2009 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 65.87%❖
Consumer Discretionary – 6.84%
†Õ=	Avado Brands	272	$0
*±	Bayerische Motoren Werke	5,471	197,464
	Cablevision Systems	200	3,806
†	DIRECTV Group	250	5,625
*±	Don Quijote	8,500	149,655
	Gap	18,900	337,365
	Mattel	20,600	321,566
*±	PPR	1,715	144,901
*±	Publicis Groupe	5,132	167,439
±	Round One	14,101	130,455
±	Techtronic Industries	246,000	184,992
±	Toyota Motor	4,821	192,231
*±	Vivendi	6,346	167,960
*±	WPP Group	13,630	101,943
			2,105,402
Consumer Staples – 8.20%
†	Archer-Daniels-Midland	10,800	297,216
±	Coca-Cola Amatil	46,415	315,178
	CVS Caremark	8,800	262,240
±@	Greggs	24,660	159,652
	Heinz (H.J.)	6,200	226,796
*	Kimberly-Clark	4,400	228,316
	Kraft Foods Class A	9,500	248,045
*±	Metro	3,974	215,099
±	Parmalat	123,927	307,676
	Safeway	13,100	265,406
			2,525,624
Diversified REITs – 0.66%
*	Digital Realty Trust	1,200	42,924
	Liberty Property Trust	2,800	65,184
	Vornado Realty Trust	1,697	79,182
*	Washington Real Estate
	Investment Trust	675	14,756
			202,046
Energy – 5.98%
±	BP	52,698	435,728
	Chevron	3,900	260,013
	ConocoPhillips	5,800	265,872
	Marathon Oil	11,400	363,432
*±	Total	6,078	350,697
†	Transocean	2,100	166,908
			1,842,650
Financials – 5.72%
	Allstate	13,100	337,063
*±	AXA	8,673	162,602
	Bank of New York Mellon	9,700	269,466
	Blackstone Group	1,000	10,950
†@	Cardtronics	1,450	4,698
±	Mitsubishi UFJ Financial Group	50,139	318,138
±	Nordea Bank FDR	23,125	184,946
±	Standard Chartered	9,628	197,146
	Travelers	6,800	276,488
			1,761,497
Health Care – 9.59%
±	AstraZeneca	4,292	179,058
	Bristol-Myers Squibb	12,200	243,024
	Cardinal Health	8,300	296,725
	Johnson & Johnson	4,200	231,672
	Merck	10,000	275,800
±	Novartis	5,755	230,293
±	Novo-Nordisk Class B	4,285	223,428
±	Ono Pharmaceutical	3,100	138,810
	Pfizer	16,300	247,597
	Quest Diagnostics	6,300	328,986
±	Sanofi-Aventis	3,536	225,714
	Wyeth	7,400	331,963
			2,953,070
Health Care REITs – 0.74%
	HCP	2,400	55,752
	Health Care REIT	1,975	67,644
	Nationwide Health Properties	600	15,942
	Omega Healthcare Investors	1,100	17,567
	Ventas	2,325	70,587
			227,492
Hotel REIT – 0.18%
	Host Hotels & Resorts	5,950	55,811
			55,811
Industrial REITs – 0.12%
	AMB Property	685	12,227
	DCT Industrial Trust	1,900	8,512
	ProLogis	1,800	15,282
			36,021
Industrials – 7.12%
*±	Asahi Glass	17,000	124,899
†	BWAY Holding	470	6,876
*±	Cie de Saint-Gobain	3,949	143,986
±	Deutsche Post	19,963	276,122
*±	Finmeccanica	13,513	191,182
*†	Flextronics International	1,000	3,960
†	Graphic Packaging Holding	2,829	5,319
	Grupo Aeroportuario del
	Centro Norte ADR	1,200	11,544
±	Koninklijke Philips Electronics	10,693	202,185
	Northrop Grumman	5,500	261,910
†Õ=	PT Holdings	100	1
±	Singapore Airlines	18,550	160,885
*±	Teleperformance	8,293	245,753
±	Tomkins	75,647	174,781
*±	Vallourec	1,266	160,001
*	Waste Management	8,100	223,479
			2,192,883
Information Technology – 7.28%
±	Canon	5,000	165,878
†	CGI Group Class A	39,532	367,529
	Intel	19,300	303,396
	International Business Machines	3,300	350,724
	Motorola	61,400	372,084

(continues)     3

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
Information Technology (continued)
±	Nokia	15,666	$240,453
±	Samsung Electronics	415	185,110
	Xerox	37,500	255,000
			2,240,174
Mall REITs – 0.52%
*	Macerich	2,240	37,811
*	Simon Property Group	2,263	121,003
			158,814
Materials – 3.22%
†	Agrium	4,800	236,256
	duPont (E.I.) deNemours	10,500	298,935
*±	Lafarge	3,948	270,752
±	Linde	2,215	184,662
			990,605
Mortgage REITs – 0.13%
	Annaly Capital Management	1,700	23,698
	Chimera Investment	4,900	17,101
			40,799
Multifamily REITs – 0.50%
	Apartment Investment &
	Management	2,932	27,707
	BRE Properties	1,000	24,980
†	Camden Property Trust	1,440	43,229
	Equity Residential	2,400	58,416
			154,332
Office REITs – 0.92%
*	Alexandria Real Estate Equities	700	25,130
	Boston Properties	800	38,656
	Brandywine Realty Trust	2,300	17,135
	Corporate Office Properties Trust	750	22,260
	Highwoods Properties	1,800	40,716
*	Mack-Cali Realty	5,700	140,847
			284,744
Self-Storage REIT – 0.25%
	Public Storage	1,150	76,602
			76,602
Shopping Center REITs – 0.21%
	Federal Realty Investment Trust	100	5,265
	Kimco Realty	3,200	37,408
	Kite Realty Group Trust	2,300	7,452
	Ramco-Gershenson Properties Trust	1,700	15,317
			65,442
Specialty REITs – 0.34%
	Entertainment Properties Trust	300	6,096
*	Plum Creek Timber	1,520	52,668
	Potlatch	1,730	45,291
			104,055
Telecommunications – 4.65%
	AT&T	9,600	237,984
†	Century Communications	125,000	0
	Chunghwa Telecom ADR	14,170	269,372
*±	France Telecom	9,000	219,508
±	Telstra	83,808	210,095
	Verizon Communications	8,900	260,414
±	Vodafone Group	124,448	234,176
			1,431,549
Utilities – 2.70%
	Edison International	9,300	271,932
*†	Mirant	53	827
±	National Grid	32,709	317,240
†	NRG Energy	250	5,625
	Progress Energy	6,600	234,366
			829,990
Total Common Stock
	(cost $25,126,827)		20,279,602

Convertible Preferred Stock – 2.57%
Banking, Finance & Insurance – 0.49%
	Aspen Insurance Holdings
	5.625% exercise price $29.28,
	expiration date 12/31/49	3,400	147,688
@	Fannie Mae 8.75% exercise
	price $32.45, expiration
	date 5/13/11	1,500	1,605
			149,293
Basic Materials – 0.17%
	Freeport-McMoRan Copper &
	Gold 6.75% exercise price
	$73.24, expiration date 5/1/10	600	50,850
			50,850
Cable, Media & Publishing – 0.24%
#	Interpublic Group 144A
	5.25% exercise price $13.66,
	expiration date 12/31/49	140	74,760
			74,760
Energy – 0.19%
	El Paso Energy Capital Trust I
	4.75% exercise price $41.59,
	expiration date 3/31/28	1,950	59,573
			59,573
Health Care & Pharmaceuticals – 0.82%
	Inverness Medical Innovations
	Series B 3.00% exercise
	price $69.32, expiration
	date 12/31/49	407	86,569
	Mylan 6.50% exercise price $17.08,
	expiration date 11/15/10	100	100,761
	Schering-Plough 6.00%
	exercise price $33.69,
	expiration date 8/13/10	300	65,700
			253,030

	Number of		Value
	Shares		(U.S. $)
Convertible Preferred Stock (continued)
Real Estate – 0.25%
Nationwide Health Properties
Series B 7.75% exercise
price $22.25, expiration
date 12/31/49		650	$78,000
			78,000
Telecommunications – 0.41%
Crown Castle International
6.50% exercise price $36.88,
expiration date 8/15/12		1,350	65,897
Lucent Technologies Capital Trust I
7.75% exercise price $24.80,
expiration date 3/15/17		120	59,430
			125,327
Total Convertible Preferred Stock
(cost $997,860)			790,833

Preferred Stock – 0.48%
Banking, Finance & Insurance – 0.20%
• JPMorgan Chase 7.90%		55,000	46,049
• PNC Financial Services Group 8.25%		20,000	17,058
			63,107
Industrials – 0.00%
†= Port Townsend		20	0
			0
Leisure, Lodging & Entertainment – 0.16%
* Red Lion Hotels Capital Trust 9.50%		3,226	48,390
			48,390
Real Estate – 0.12%
SL Green Realty 7.625%		2,100	33,201
† W2007 Grace Acquisitions I 8.75%		10,000	3,000
			36,201
Total Preferred Stock
(cost $458,623)			147,698

	Principal
	Amount°
Agency Mortgage-Backed Security – 0.92%
Fannie Mae S.F. 30 yr TBA
4.50% 6/1/39	USD	280,000	282,100
Total Agency Mortgage-Backed
Security (cost $284,550)			282,100

Convertible Bonds – 9.70%
Aerospace & Defense – 0.80%
# AAR 144A 1.75% exercise price
$29.43, expiration date 2/1/26		90,000	72,675
L-3 Communications Holdings
3.00% exercise price $101.13,
expiration date 8/1/35		65,000	64,188
#144A 3.00% exercise price
$101.13, expiration date 8/1/35		110,000	108,625
			245,488
Banking, Finance & Insurance – 0.16%
National City 4.00% exercise
price $482.51 expiration
date 2/1/11		50,000	47,813
			47,813
Basic Materials – 0.61%
Rayonier TRS Holdings
3.75% exercise price $54.82,
expiration date 10/15/12		135,000	134,831
# Sino-Forest 144A 5.00%
exercise price $20.29,
expiration date 8/1/13		65,000	53,625
			188,456
Cable, Media & Publishing – 0.24%
General Cable 0.875%
exercise price $50.36,
expiration date 11/14/13		80,000	74,900
			74,900
Computers & Technology – 1.68%
Advanced Micro Devices
6.00% exercise price $28.08,
expiration date 5/1/15		70,000	33,950
#144A 6.00% exercise price
$28.08, expiration date 5/1/15		165,000	80,025
Euronet Worldwide 3.50%
exercise price $40.48,
expiration date 10/15/25		165,000	138,187
Hutchinson Technology 3.25%
exercise price $36.43,
expiration date 1/15/26		120,000	44,400
# Intel 144A 2.95% exercise
price $31.53, expiration
date 12/15/35		105,000	85,443
Linear Technology 3.125%
exercise price $47.33,
expiration date 5/1/27		70,000	68,688
SanDisk 1.00% exercise price
$82.36, expiration date 5/15/13		100,000	65,500
			516,193
Electronics & Electrical Equipment – 0.11%
Flextronics International
1.00% exercise price $15.53,
expiration date 8/1/10		35,000	32,988
			32,988

(continues)     5

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

		Principal		Value
		Amount°		(U.S. $)
	Convertible Bonds (continued)
	Energy – 0.47%
	Chesapeake Energy
	2.25% exercise price $85.89,
	expiration date 12/15/38	USD	90,000	$52,650
	Peabody Energy 4.75%
	exercise price $58.44,
	expiration date 12/15/41		35,000	26,906
	Transocean
	1.50% exercise price $168.61,
	expiration date 12/15/37		35,000	31,850
	1.625% exercise price $168.61,
	expiration date 12/15/37		35,000	33,163
				144,569
	Environmental Services – 0.22%
	Allied Waste Industries 4.25%
	exercise price $45.40,
	expiration date 4/15/34		71,000	69,225
				69,225
	Health Care & Pharmaceuticals – 1.45%
#	Allergan 144A 1.50%
	exercise price $63.33,
	expiration date 4/1/26		150,000	152,999
	Amgen
	0.375% exercise price $79.48,
	expiration date 2/1/13		85,000	76,500
	#144A 0.375% exercise price
	$79.48, expiration date 2/1/13		60,000	54,000
Φ	Hologic 2.00% exercise
	price $38.59, expiration
	date 12/15/37		85,000	59,500
	LifePoint Hospitals 3.50%
	exercise price $51.79,
	expiration date 5/14/14		40,000	33,000
	Medtronic 1.625%
	exercise price $55.41,
	expiration date 4/15/13		75,000	69,188
				445,187
Leisure, Lodging & Entertainment – 0.24%
#	International Game Technology
	144A 3.25% exercise
	price $19.97, expiration
	date 5/1/14		65,000	72,963
				72,963
	Real Estate – 1.09%
#	Digital Realty Trust 144A 5.50%
	exercise price $43.00,
	expiration date 4/15/29		90,000	88,352
#	Host Hotels & Resorts 144A
	3.25% exercise price $16.00,
	expiration date 3/15/24		75,000	73,688
@	MeriStar Hospitality 9.50%
	exercise price $10.18,
	expiration date 4/1/10		85,000	87,252
	ProLogis 2.25% exercise price
	$75.98, expiration date 4/1/37		35,000	27,388
	Vornado Realty Trust 2.85%
	exercise price $159.04,
	expiration date 3/15/27		70,000	60,200
				336,880
	Retail – 0.17%
	Pantry 3.00% exercise
	price $50.10, expiration
	date 11/15/12		65,000	52,081
				52,081
	Telecommunications – 1.80%
#	Alaska Communications System
	Group 144A 5.75% exercise
	price $12.90, expiration
	date 3/1/13		105,000	76,125
	Level 3 Communications
	3.50% exercise price $5.46,
	expiration date 6/15/12		110,000	65,313
	NII Holdings 3.125% exercise
	price $118.32, expiration
	date 6/15/12		175,000	131,687
	Qwest Communications
	International 3.50% exercise
	price $5.23, expiration
	date 11/15/25		70,000	70,788
#	SBA Communications 144A
	4.00% exercise price $30.38,
	expiration date 10/1/14		65,000	66,381
#	Virgin Media 144A 6.50%
	exercise price $19.22,
	expiration date 11/15/16		185,000	144,068
				554,362
	Transportation – 0.28%
	Bristow Group 3.00% exercise
	price $77.34, expiration
	date 6/15/38		120,000	86,400
				86,400
	Utilities – 0.38%
	Dominion Resources 2.125%
	exercise price $36.14,
	expiration date 12/15/23		110,000	117,838
				117,838
	Total Convertible Bonds
	(cost $3,445,324)			2,985,343

	Corporate Bonds – 23.67%
	Banking – 1.45%
•	BAC Capital Trust XIV
	5.63% 12/31/49		35,000	16,147
	Bank of America
	5.65% 5/1/18		35,000	31,374
	BB&T Capital Trust I
	5.85% 8/18/35		5,000	3,527
	BB&T Capital Trust II
	6.75% 6/7/36		5,000	3,624

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Capital One Financial
	6.15% 9/1/16	USD	10,000	$8,417
	Citigroup 5.00% 9/15/14		25,000	21,761
#	GMAC 144A
	6.00% 12/15/11		20,000	17,410
	6.625% 5/15/12		17,000	14,714
	6.875% 9/15/11		50,000	44,773
	6.875% 8/28/12		27,000	23,371
	JPMorgan Chase Capital XXV
	6.80% 10/1/37		202,000	171,272
@	Popular North America Capital
	Trust I 6.564% 9/15/34		20,000	6,645
•	USB Capital IX 6.189% 4/15/49		25,000	16,319
•	Wells Fargo Capital XIII
	7.70% 12/29/49		45,000	35,127
	Zions Bancorporation
	5.50% 11/16/15		15,000	10,254
	6.00% 9/15/15		30,000	21,047
				445,782
Basic Industry – 2.45%
	ArcelorMittal 6.125% 6/1/18		72,000	61,268
	California Steel Industries
	6.125% 3/15/14		30,000	24,525
	Domtar 7.125% 8/15/15		50,000	41,750
	Freeport McMoRan
	Copper & Gold
	8.25% 4/1/15		31,000	31,035
	8.375% 4/1/17		15,000	14,909
	Georgia-Pacific
	7.70% 6/15/15		15,000	14,063
	8.875% 5/15/31		32,000	27,360
	Huntsman International
	7.375% 1/1/15		25,000	16,906
	*7.875% 11/15/14		20,000	13,800
	Innophos 8.875% 8/15/14		45,000	40,613
#@	Innophos Holding 144A
	9.50% 4/15/12		30,000	25,050
	International Coal Group
	10.25% 7/15/14		25,000	17,375
#	MacDermid 144A
	9.50% 4/15/17		78,000	47,970
	Nalco
	8.875% 11/15/13		50,000	50,500
	#144A 8.25% 5/15/17		5,000	5,050
	NewPage 10.00% 5/1/12		15,000	8,475
•	Noranda Aluminum Acquisition
	PIK 5.413% 5/15/15		40,000	21,400
	Norske Skog Canada
	8.625% 6/15/11		40,000	23,500
@=	Port Townsend
	12.431% 8/27/12		29,312	21,251
@	Potlatch 12.50% 12/1/09		88,000	91,324
	Rockwood Specialties Group
	7.50% 11/15/14		50,000	47,750
#	Ryerson 144A
	•8.403% 11/1/14		25,000	13,906
	12.00% 11/1/15		10,000	6,800
#@	Sappi Papier Holding 144A
	6.75% 6/15/12		25,000	15,570
#	Steel Dynamics 144A
	8.25% 4/15/16		50,000	42,875
#	Teck Resources 144A
	10.25% 5/15/16		15,000	15,206
	10.75% 5/15/19		15,000	15,455
				755,686
Brokerage – 0.62%
	Goldman Sachs Group
	6.75% 10/1/37		185,000	155,528
	LaBranche 11.00% 5/15/12		37,000	34,133
				189,661
Capital Goods – 1.44%
	Associated Materials
	9.75% 4/15/12		25,000	21,250
	Building Materials Corporation
	of America 7.75% 8/1/14		25,000	22,000
#	BWAY Holding 144A
	10.00% 4/15/14		50,000	50,188
@	CPG International I
	10.50% 7/1/13		17,000	9,010
	Crown Americas Capital
	7.625% 11/15/13		25,000	24,500
	Graham Packaging
	9.875% 10/15/14		60,000	53,700
	Graphic Packaging International
	9.50% 8/15/13		75,000	70,500
@	Intertape Polymer 8.50% 8/1/14		26,000	11,700
#	Moog 144A 7.25% 6/15/18		30,000	28,350
	Owens-Brockway Glass
	Container 6.75% 12/1/14		60,000	57,150
#	Plastipak Holdings 144A
	8.50% 12/15/15		10,000	8,600
	Pregis 12.375% 10/15/13		5,000	3,200
*	RBS Global/Rexnord
	11.75% 8/1/16		25,000	15,875
	Rock-Tenn 9.25% 3/15/16		35,000	35,700
	Solo Cup 8.50% 2/15/14		15,000	12,075
	Thermadyne Holdings
	10.00% 2/1/14		30,000	19,950
				443,748
Consumer Cyclical – 2.18%
	Beazer Homes USA
	8.625% 5/15/11		10,000	6,475
	Denny’s Holdings
	10.00% 10/1/12		15,000	14,550
	Dollar General 10.625% 7/15/15		35,000	37,188
	DR Horton
	6.00% 4/15/11		15,000	14,513
	7.875% 8/15/11		50,000	50,000

(continues)     7

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	Expedia 144A 8.50% 7/1/16	USD	25,000	$23,875
	Ford Motor Credit
	7.25% 10/25/11		20,000	17,268
	7.375% 10/28/09		15,000	14,631
	7.80% 6/1/12		100,000	85,447
	8.00% 6/1/14		10,000	8,121
	Goodyear Tire & Rubber
	*9.00% 7/1/15		30,000	28,800
	10.50% 5/15/16		10,000	10,000
#	Invista 144A 9.25% 5/1/12		25,000	23,500
#	Landry’s Restaurants 144A
	14.00% 8/15/11		15,000	14,025
	Levi Strauss 9.75% 1/15/15		33,000	32,010
	Limited Brands 6.90% 7/15/17		20,000	17,005
	M/I Homes 6.875% 4/1/12		20,000	16,100
	Macy’s Retail Holdings
	8.875% 7/15/15		30,000	28,938
	10.625% 11/1/10		10,000	10,240
	Meritage Homes
	6.25% 3/15/15		5,000	3,788
	7.00% 5/1/14		25,000	19,625
	Mobile Mini 6.875% 5/1/15		30,000	24,675
	Mohawk Industries
	6.625% 1/15/16		20,000	17,289
	New Albertsons 7.25% 5/1/13		10,000	9,650
	Ryland Group
	6.875% 6/15/13		55,000	52,800
	8.40% 5/15/17		20,000	19,500
*	Sally Holdings Capital
	10.50% 11/15/16		50,000	50,375
#	Sealy Mattress 144A
	10.875% 4/15/16		10,000	10,300
	Toys R Us 7.625% 8/1/11		15,000	11,475
				672,163
Consumer Non-Cyclical – 1.76%
	Alliance One International
	8.50% 5/15/12		10,000	9,350
	11.00% 5/15/12		5,000	5,063
	Bausch & Lomb 9.875% 11/1/15		30,000	27,525
	Constellation Brands
	8.125% 1/15/12		85,000	84,999
	Cornell 10.75% 7/1/12		15,000	14,850
	Cott Beverages 8.00% 12/15/11		20,000	17,300
	Del Monte 6.75% 2/15/15		15,000	14,288
#	Dole Foods 144A
	13.875% 3/15/14		20,000	21,500
	Elan Finance 7.75% 11/15/11		10,000	9,050
#	Ingles Markets 144A
	8.875% 5/15/17		20,000	19,775
	Inverness Medical Innovations
	9.00% 5/15/16		15,000	14,438
	Iron Mountain
	*6.625% 1/1/16		30,000	27,900
	8.00% 6/15/20		30,000	27,900
*	Jarden 7.50% 5/1/17		11,000	9,570
#	JBS USA Finance 144A
	11.625% 5/1/14		25,000	24,125
	JohnsonDiversey Holdings
	10.67% 5/15/13		25,000	19,750
	LVB Acquisition
	10.00% 10/15/17		30,000	30,825
	11.625% 10/15/17		5,000	4,950
	McKesson 7.50% 2/15/19		60,000	66,329
	National Beef Packing
	10.50% 8/1/11		32,000	32,000
	Smithfield Foods 7.75% 5/15/13		25,000	19,000
	Supervalu 8.00% 5/1/16		5,000	4,925
#	Tyson Foods 144A
	10.50% 3/1/14		15,000	15,975
	Universal Hospital Services PIK
	8.50% 6/1/15		20,000	19,300
				540,687
Energy – 2.78%
	AmeriGas Partners
	7.125% 5/20/16		57,000	53,081
	Berry Petroleum 10.25% 6/1/14		10,000	9,863
	Chesapeake Energy
	6.375% 6/15/15		48,000	41,400
	9.50% 2/15/15		10,000	9,925
	Complete Production Services
	8.00% 12/15/16		25,000	20,375
#	Copano Energy 144A
	7.75% 6/1/18		30,000	26,700
	Denbury Resources
	9.75% 3/1/16		15,000	15,375
	Dynegy Holdings 7.75% 6/1/19		50,000	36,625
	El Paso
	6.875% 6/15/14		21,000	19,993
	7.00% 6/15/17		5,000	4,708
#	El Paso Performance-Linked
	Trust 144A 7.75% 7/15/11		46,000	45,669
	Enterprise Products Operating
	9.75% 1/31/14		50,000	55,849
	Forest Oil 7.25% 6/15/19		15,000	12,975
	Geophysique-Veritas
	7.50% 5/15/15		13,000	11,960
	7.75% 5/15/17		36,000	31,860
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16		35,000	29,050
#	Hilcorp Energy I 144A
	7.75% 11/1/15		7,000	6,055
	9.00% 6/1/16		27,000	23,895

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Inergy Finance
	6.875% 12/15/14	USD	52,000	$47,840
	8.25% 3/1/16		20,000	19,650
	Key Energy Services
	8.375% 12/1/14		40,000	35,400
	Mariner Energy 8.00% 5/15/17		60,000	47,700
	MarkWest Energy Partners/
	Finance 8.75% 4/15/18		20,000	16,700
	Massey Energy
	6.875% 12/15/13		62,000	55,179
	OPTI Canada
	7.875% 12/15/14		20,000	13,600
	8.25% 12/15/14		8,000	5,560
	PetroHawk Energy
	9.125% 7/15/13		17,000	16,788
	#144A 7.875% 6/1/15		15,000	13,988
@	Petroleum Development
	12.00% 2/15/18		30,000	22,500
	Plains Exploration & Production
	7.00% 3/15/17		11,000	9,625
	Range Resources 7.25% 5/1/18		30,000	28,238
	Regency Energy Partners
	8.375% 12/15/13		13,000	12,415
#	SandRidge Energy 144A
	9.875% 5/15/16		10,000	9,575
#	Tennessee Gas Pipeline 144A
	8.00% 2/1/16		10,000	10,225
	Whiting Petroleum
	7.25% 5/1/13		22,000	20,240
	Williams 7.50% 1/15/31		18,000	15,247
				855,828
Finance & Investments – 2.36%
@	Cardtronics 9.25% 8/15/13		67,000	59,295
	CIT Group
	4.75% 12/15/10		5,000	4,255
	5.40% 1/30/16		5,000	3,297
	5.65% 2/13/17		25,000	16,560
	5.85% 9/15/16		55,000	36,349
	#144A 12.00% 12/18/18		25,000	13,741
@	GE Capital UK Funding
	4.625% 1/18/16	GBP	114,000	163,224
	General Electric Capital
	•2.82% 2/2/11	NOK	1,000,000	150,007
	@5.125% 1/28/14	SEK	1,000,000	129,404
	International Lease Finance
	5.25% 1/10/13	USD	10,000	7,791
	5.35% 3/1/12		5,000	3,766
	5.55% 9/5/12		10,000	7,890
	5.625% 9/20/13		15,000	11,703
	Lender Processing Services
	8.125% 7/1/16		25,000	24,750
•#	Liberty Mutual 144A
	10.75% 6/15/58		40,000	24,836
	MetLife 6.40% 12/15/36		55,000	39,152
#@	Nuveen Investments 144A
	10.50% 11/15/15		57,000	30,780
				726,800
Media – 1.36%
‡#	Charter Communications
	Operating 144A
	*10.00% 4/30/12		10,000	9,650
	*10.375% 4/30/14		15,000	14,325
	10.875% 9/15/14		70,000	72,450
#	CSC Holdings 144A
	8.50% 6/15/15		30,000	29,700
	DIRECTV Holdings
	7.625% 5/15/16		20,000	19,450
	Echostar DBS 7.125% 2/1/16		35,000	32,375
	Interpublic Group
	6.25% 11/15/14		18,000	15,435
	Lamar Media 6.625% 8/15/15		60,000	49,700
	Mediacom Capital
	9.50% 1/15/13		20,000	19,200
	Nielsen Finance
	10.00% 8/1/14		30,000	28,725
	#144A 11.625% 2/1/14		5,000	4,975
	Quebecor Media 7.75% 3/15/16		17,000	15,173
#	Rainbow National Services 144A
	10.375% 9/1/14		20,000	20,725
#	Videotron 144A
	9.125% 4/15/18		55,000	57,200
	Visant Holding 8.75% 12/1/13		30,000	29,175
				418,258
Real Estate – 0.04%
	Ventas Realty 6.50% 6/1/16		15,000	13,725
				13,725
Services Cyclical – 1.62%
*	ARAMARK 8.50% 2/1/15		63,000	60,400
	Corrections Corporation
	of America
	6.25% 3/15/13		20,000	19,050
	7.50% 5/1/11		5,000	4,975
	7.75% 6/1/17		5,000	4,925
	Delta Air Lines 7.92% 11/18/10		5,000	4,400
#	Erac USA Finance 144A
	6.375% 10/15/17		20,000	16,824
	FTI Consulting 7.625% 6/15/13		19,000	18,715
	Gaylord Entertainment
	6.75% 11/15/14		20,000	15,300
	8.00% 11/15/13		22,000	18,233
	Global Cash Access
	8.75% 3/15/12		40,000	39,400
#	Harrahs Operating Escrow 144A
	11.25% 6/1/17		30,000	29,250

(continues)     9

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Services Cyclical (continued)
	Hertz
	*8.875% 1/1/14	USD	24,000	$21,960
	10.50% 1/1/16		15,000	13,125
*#	MGM MIRAGE 144A
	10.375% 5/15/14		10,000	10,350
	11.125% 11/15/17		15,000	15,788
	13.00% 11/15/13		40,000	43,899
‡@	Northwest Airlines
	10.00% 2/1/10		15,000	152
	Pinnacle Entertainment
	7.50% 6/15/15		20,000	16,800
	8.75% 10/1/13		40,000	39,600
#@	Pokagon Gaming Authority
	144A 10.375% 6/15/14		30,000	29,100
	RSC Equipment Rental
	9.50% 12/1/14		25,000	19,625
@#	Seminole Indian Tribe of
	Florida 144A
	7.804% 10/1/20		40,000	33,507
	8.03% 10/1/20		20,000	16,238
#	Shingle Springs Tribal
	Gaming Authority 144A
	9.375% 6/15/15		10,000	5,850
				497,466
Services Non-Cyclical – 1.51%
	Alliance Imaging
	7.25% 12/15/12		30,000	29,550
	Allied Waste North America
	7.125% 5/15/16		10,000	9,788
	Casella Waste Systems
	9.75% 2/1/13		73,000	60,955
	Community Health Systems
	8.875% 7/15/15		55,000	54,656
	HCA
	6.50% 2/15/16		45,000	34,650
	9.25% 11/15/16		15,000	14,775
	PIK 9.625% 11/15/16		75,000	72,000
•	HealthSouth 8.323% 6/15/14		60,000	55,500
	Psychiatric Solutions
	7.75% 7/15/15		20,000	18,100
	#144A 7.75% 7/15/15		10,000	8,950
	Select Medical 7.625% 2/1/15		70,000	55,650
	Tenet Healthcare 7.375% 2/1/13		30,000	29,025
	US Oncology 9.00% 8/15/12		15,000	15,075
	US Oncology Holdings PIK
	6.904% 3/15/12		10,000	6,850
				465,524
Technology & Electronics – 0.63%
	Amkor Technologies
	7.75% 5/15/13		15,000	13,481
	Anixter 10.00% 3/15/14		10,000	9,950
	Avago Technologies Finance
	10.125% 12/1/13		20,000	19,325
	Celestica
	7.625% 7/1/13		30,000	29,400
	7.875% 7/1/11		15,000	15,113
	Flextronics International
	6.25% 11/15/14		15,000	13,500
	National Semiconductor
	6.60% 6/15/17		15,000	12,701
	Sanmina-SCI 8.125% 3/1/16		26,000	14,690
	SunGard Data Systems
	9.125% 8/15/13		34,000	32,894
	10.25% 8/15/15		35,000	31,938
				192,992
Telecommunications – 2.59%
	Cincinnati Bell 7.00% 2/15/15		25,000	23,063
	Citizens Communications
	6.25% 1/15/13		15,000	14,119
	7.125% 3/15/19		35,000	31,063
	Cricket Communications
	9.375% 11/1/14		32,000	32,000
	#144A 7.75% 5/15/16		15,000	14,569
	Crown Castle International
	9.00% 1/15/15		15,000	15,225
#	DigitalGlobe 144A
	10.50% 5/1/14		15,000	15,488
	Frontier Communications
	8.25% 5/1/14		25,000	24,563
	GCI 7.25% 2/15/14		15,000	13,669
	Hughes Network Systems
	9.50% 4/15/14		52,000	50,439
	Inmarsat Finance
	10.375% 11/15/12		35,000	36,313
	Intelsat Jackson Holdings
	11.25% 6/15/16		82,000	84,459
#	Intelsat Subsidiary Holdings
	144A 8.875% 1/15/15		15,000	14,850
	Lucent Technologies
	6.45% 3/15/29		42,000	24,150
	MetroPCS Wireless
	9.25% 11/1/14		42,000	42,367
	Nextel Communications
	7.375% 8/1/15		40,000	31,900
#	Qwest 144A 8.375% 5/1/16		20,000	19,750
	Qwest Communications
	International 7.50% 2/15/14		15,000	13,875
	Sprint Nextel 6.00% 12/1/16		90,000	73,574
	Telecom Italia Capital
	5.25% 10/1/15		98,000	89,848
#	Telesat Canada 144A
	11.00% 11/1/15		20,000	19,500
	12.50% 11/1/17		20,000	17,700
	Time Warner Telecom Holdings
	9.25% 2/15/14		40,000	40,300

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Virgin Media Finance
8.75% 4/15/14	USD	25,000	$24,250
Windstream 8.125% 8/1/13		32,000	31,640
			798,674
Utilities – 0.88%
AES
8.00% 10/15/17		11,000	10,285
#144A 8.00% 6/1/20		15,000	13,275
#144A 8.75% 5/15/13		16,000	16,360
Elwood Energy 8.159% 7/5/26		87,224	71,291
Midwest Generation
8.30% 7/2/09		18,255	18,164
NRG Energy
7.375% 2/1/16		63,000	59,456
7.375% 1/15/17		5,000	4,713
Orion Power Holdings
12.00% 5/1/10		50,000	51,875
RRI Energy 6.75% 12/15/14		10,000	9,675
Texas Competitive Electric
Holdings 10.25% 11/1/15		25,000	14,938
			270,032
Total Corporate Bonds
(cost $7,550,776)			7,287,026

Foreign Agencies – 2.85%
Germany – 2.85%
KFW
3.50% 7/4/21	EUR	228,000	298,751
4.125% 7/4/17	EUR	323,000	466,393
8.00% 12/21/12	NZD	160,000	111,889
Total Foreign Agencies
(cost $824,750)			877,033

Regional Agencies – 0.99%
Australia – 0.99%
New South Wales Treasury
6.00% 5/1/12	AUD	240,000	199,731
Queensland Treasury
6.00% 8/14/13	AUD	125,000	103,564
Total Regional Agencies
(cost $300,678)			303,295

«Senior Secured Loans – 1.09%
Ford Motor Term Tranche Loan B
3.603% 12/15/13	USD	79,567	57,562
General Motors Term Tranche
Loan B 8.00% 11/29/13		94,439	90,479
Talecris Biotherapeutics 2nd Lien
7.42% 12/6/14		55,000	48,583
Texas Competitive Electric
Holdings Term Tranche
Loan B2 3.882% 10/10/14		80,000	55,583
Toys R US Term Tranche Loan B
4.566% 7/19/12		50,000	41,375
Univision Communications
Term Tranche Loan B
2.678% 9/29/14		60,000	41,663
Total Senior Secured Loans
(cost $250,071)			335,245

Sovereign Debt – 1.00%
Brazil – 0.37%
Brazilian Government
International Bond
8.50% 9/24/12	EUR	71,000	113,688
			113,688
Mexico – 0.13%
* United Mexican States
5.95% 3/19/19	USD	40,000	41,040
			41,040
Republic of South Korea – 0.50%
Republic of South Korea
4.25% 12/7/21	EUR	140,000	154,647
			154,647
Total Sovereign Debt
(cost $329,155)			309,375

Supranational Banks – 2.85%
European Investment Bank
6.00% 8/14/13	AUD	78,000	64,175
6.125% 1/23/17	AUD	73,000	58,541
6.25% 4/15/14	GBP	130,000	238,222
#144A 4.00% 5/15/14	NOK	960,000	152,090
Inter-American Development
Bank 7.25% 5/24/12	NZD	378,000	260,030
International Bank
for Reconstruction
& Development
12.25% 8/4/10	BRL	200,000	105,563
Total Supranational Banks
(cost $859,101)			878,621

	Number of
	Shares
Exchange Traded Funds – 0.08%
Commodity Fund – 0.07%
† SPDR Gold Trust		200	19,242
			19,242
Equity Fund – 0.01%
* ProShares UltraShort Real Estate		200	3,910
			3,910
Total Exchange Traded Funds
(cost $24,203)			23,152

(continues)     11

Statement of net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

		Number of	Value
		Shares	(U.S. $)
Limited Partnership – 0.06%
Brookfield Infrastructure Partners		1,600	$19,984
Total Limited Partnership
(cost $30,407)			19,984

Warrants – 0.00%
†= Port Townsend		20	0
†# Solutia 144A, exercise price
$7.59, expiration
date 7/15/09		130	0
Total Warrants
(cost $11,539)			0

		Principal
		Amount°
≠Discount Note – 18.74%
Federal Home Loan Bank
0.07% 6/1/09	USD	5,770,037	5,770,037
Total Discount Note
(cost $5,770,037)			5,770,037

Total Value of Securities Before
Securities Lending Collateral – 130.87%
(cost $46,263,901)			40,289,344

		Number of
		Shares
Securities Lending Collateral** – 11.41%
Investment Companies
Mellon GSL DBT II
Collateral Fund		1,456,079	1,456,079
BNY Mellon SL DBT II
Liquidating Fund		2,121,265	2,058,515
†Mellon GSL Reinvestment
Trust II		78,121	8
Total Securities Lending Collateral
(cost $3,655,465)			3,514,602

Total Value of Securities – 142.28%
(cost $49,919,366)			43,803,946 ©
Obligation to Return Securities
Lending Collateral** – (11.87%)			(3,655,465)
Borrowing Under Line of Credit – (34.84%)			(10,725,000)
Receivables and Other Assets
Net of Liabilities – 4.43%			1,363,433
Net Assets Applicable to 5,190,559
Shares Outstanding; Equivalent to
$5.93 Per Share – 100.00%			$30,786,914

Components of Net Assets at May 31, 2009:
Common stock, $0.01 par value,
500,000,000 shares authorized to the Fund			$47,709,129
Distributions in excess of net investment income			(79,793)
Accumulated net realized loss on investments			(10,793,023)
Net unrealized depreciation of investments
and foreign currencies			(6,049,399)
Total net assets			$30,786,914

°Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
EUR — European Monetary Unit
GBP — British Pound Sterling
HKD — Hong Kong Dollar
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
SEK — Swedish Krona
USD — United States Dollar

❖	Securities have been classified by type of business. Classification by country of origin has been presented in Security type and country allocations on page 2.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2009, the aggregate amount of fair valued securities was $21,252, which represented 0.07% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $917,957, which represented 2.98% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

†	Non income producing security.

Õ

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2009, the aggregate amount of the restricted securities was $1 or 0.00% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

±

Security is being valued based on international fair value pricing. At May 31, 2009, the aggregate amount of international fair value priced securities was $8,788,873, which represented 28.55% of the Fund's net assets. See Note 1 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of May 31, 2009.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2009, the aggregate amount of Rule 144A securities was $2,668,969, which represented 8.67% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

‡	Non income producing security. Security is currently in default.

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2009.

«	Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

≠	The rate shown is the effective yield at the time of purchase.

*	Fully or partially on loan.

**	See Note 10 in “Notes to financial statements.”

©	Includes $3,514,608 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipt
FDR — Fiduciary Depositary Receipt
PIK — Payment-in-kind
REIT — Real Estate Investment Trust
S.F. — Single Family
SPDR — Standard & Poor’s Depositary Receipt
TBA — To be announced
yr — Year

The following foreign currency exchange contracts were outstanding at May 31, 2009:

Foreign Currency Exchange Contracts[1]

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	476,236	USD	(374,179)	6/30/09	$ 6,340
CAD	980,848	USD	(882,414)	6/30/09	16,194
EUR	(310,333)	USD	430,091	6/1/09	(8,680)
GBP	145,663	USD	(231,139)	6/30/09	4,329
HKD	(314,197)	USD	40,521	6/1/09	(11)
HKD	(66,601)	USD	8,591	6/2/09	(1)
NOK	18,612	USD	(2,885)	6/30/09	65
NZD	122,462	USD	(76,000)	6/30/09	2,317
PLN	310,992	USD	(98,681)	6/30/09	(1,291)
SEK	(562,040)	USD	74,043	6/30/09	(232)
					$19,030

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 8 in “Notes to financial statements.”

See accompanying notes

Statement of assets and liabilities

Delaware Investments® Global Dividend and Income Fund, Inc.

May 31, 2009 (Unaudited)

Assets:
Investments, at value[1]	$40,289,344
Short-term investments held as collateral for loaned securities	3,514,602
Foreign currencies, at value	790,795
Cash	314,674
Receivables for securities sold	785,544
Dividends and interest receivable	342,985
Foreign currency contracts, at value	19,030
Securities lending income receivable	6,908
Total assets	46,063,882

Liabilities:
Payables for securities purchased	480,643
Distributions payable	298,457
Obligation to return securities lending collateral	3,655,465
Other liabilities	10,725,000
Other accrued expenses	117,403
Total liabilities	15,276,968

Total Net Assets	$30,786,914

Investments, at cost	$46,263,901
Cost of short-term investments held as collateral for loaned securities	3,655,465
Foreign currencies, at cost	769,157
[1]Including securities on loan	3,514,608

See accompanying notes

Statement of operations

Delaware Investments® Global Dividend and Income Fund, Inc.

Six Months Ended May 31, 2009 (Unaudited)

Investment Income:
Dividends	$537,323
Interest	533,306
Securities lending income	25,271
Foreign tax withheld	(24,334)	$1,071,566

Expenses:
Management fees	135,153
Reports to shareholders	36,016
Transfer agent fees	31,183
Legal fees	26,982
Custodian fees	17,936
NYSE fees	11,875
Pricing fees	9,402
Accounting and administration expenses	7,701
Audit and tax	6,664
Leverage expenses	4,270
Taxes (other than taxes on income)	4,000
Dues and services	3,646
Trustees’ fees	1,129
Insurance fees	472
Registration fees	292
Consulting fees	235
Trustees’ expenses	101	297,057
Interest expense		49,022
Total operating expenses		346,079
Net Investment Income		725,487

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized loss on:
Investments		(4,077,735)
Foreign currencies		(44,700)
Swap contracts		(1,049)
Net realized loss		(4,123,484)
Net change in unrealized appreciation/depreciation of investments and foreign currencies		8,284,841
Net Realized and Unrealized Gain on Investments and Foreign Currencies		4,161,357

Net Increase in Net Assets Resulting from Operations		$4,886,844

See accompanying notes

Statements of changes in net assets

Delaware Investments® Global Dividend and Income Fund, Inc.

	Six Months	Year
	Ended	Ended
	5/31/09	11/30/08
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$725,487	$1,952,595
Net realized loss on investments and foreign currencies	(4,123,484)	(5,262,320)
Net change in unrealized appreciation/depreciation of investments and foreign currencies	8,284,841	(24,502,899)
Net increase (decrease) in net assets resulting from operations	4,886,844	(27,812,624)

Dividends and Distributions to Shareholders from:[1]
Net investment income	(1,907,530)	(3,065,302)
Net realized gains	—	—
Tax return of capital	—	(2,070,619)
	(1,907,530)	(5,135,921)
Capital Share Transactions:[2]
Cost of shares repurchased	—	(2,573,422)
Decrease in net assets derived from capital stock transactions	—	(2,573,422)

Net Increase (Decrease) in Net Assets	2,979,314	(35,521,967)

Net Assets:
Beginning of period	27,807,600	63,329,567
End of period (including distributions in excess of net investment income of $79,793
and $279,992, respectively)	$30,786,914	$27,807,600

1 See Note 4 in “Notes to financial statements.”
2 See Note 6 in “Notes to financial statements.”

See accompanying notes

Statement of cash flows

Delaware Investments® Global Dividend and Income Fund, Inc.

Six Months Ended May 31, 2009 (Unaudited)

Net Cash (Including Foreign Currency) Provided by Operating Activities:
Net increase in net assets resulting from operations	$4,886,844

Adjustments to reconcile net increase in net assets from operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(17,519)
Purchase of investment securities	(10,769,332)
Purchase of short term investment securities, net	(4,275,022)
Proceeds from disposition of investment securities	16,904,569
Net realized loss on investment transactions	4,106,823
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(8,316,027)
Increase in receivable for investments sold	(595,204)
Decrease in interest and dividends receivable	105,754
Increase in payable for investments purchased	225,703
Increase in interest payable	19,890
Increase in accrued expenses and other liabilities	297,831
Total adjustments	(2,312,534)
Net cash provided by operating activities	2,574,310

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(1,907,530)
Net cash used for financing activities	(1,907,530)
Effect of exchange rates on cash	11,918
Net increase in cash	678,698
Cash at beginning of period	405,134
Cash at end of period	$1,083,832

Interest paid for borrowings during the period	$29,132

See accompanying notes

Financial highlights

Delaware Investments® Global Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/09[1]	11/30/08	11/30/07	11/30/06	11/30/05	11/30/04
	(Unaudited)
Net asset value, beginning of period	$5.360	$11.590	$13.290	$13.190	$13.590	$11.980

Income (loss) from investment operations:
Net investment income[2]	0.140	0.365	0.269	0.273	0.384	0.416
Net realized and unrealized gain (loss)
on investments and foreign currencies	0.798	(5.635)	0.192	2.437	0.176	2.154
Total from investment operations	0.938	(5.270)	0.461	2.710	0.560	2.570

Less dividends and distributions from:
Net investment income	(0.368)	(0.573)	(0.402)	(0.316)	(0.398)	(0.815)
Net realized gain on investments	—	—	(0.863)	(2.294)	(0.562)	(0.145)
Return of capital	—	(0.387)	(0.896)	—	—	—
Total dividends and distributions	(0.368)	(0.960)	(2.161)	(2.610)	(0.960)	(0.960)

Net asset value, end of period	$5.930	$5.360	$11.590	$13.290	$13.190	$13.590

Market value, end of period	$5.500	$4.240	$10.550	$13.800	$13.400	$12.300

Total return based on:[3]
Market value	40.10%	(54.54% )	(8.46% )	24.39%	17.22%	12.01%
Net asset value	18.35%	(47.68% )	4.43%	21.61%	4.43%	22.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,787	$27,808	$63,330	$72,590	$72,082	$81,321
Ratio of expenses to average net assets	2.48%	2.90%	3.13%	3.24%	2.59%	1.92%
Ratio of expenses to adjusted average net assets
(before interest expense)[4]	1.54%	1.23%	0.98%	1.01%	1.13%	0.98%
Ratio of interest expense to adjusted average net assets[4]	0.25%	0.79%	1.40%	1.40%	0.87%	0.46%
Ratio of net investment income to average net assets	5.21%	3.90%	2.01%	2.21%	2.84%	3.31%
Ratio of net investment income to adjusted average net assets[4]	3.76%	2.71%	1.52%	1.65%	2.19%	2.48%
Portfolio turnover	62%	60%	46%	76%	121%	78%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$10,725	$10,725	$23,000	$23,000	$23,000	$25,000
Asset coverage per $1,000 of debt outstanding at end of period	$3,871	$3,593	$3,753	$4,156	$4,134	$4,253

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4] Adjusted average net assets excludes debt outstanding.

See accompanying notes

Notes to financial statements

Delaware Investments® Global Dividend and Income Fund, Inc.

May 31, 2009 (Unaudited)

Delaware Investments Global Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DGF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. Government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Distributions — The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains to the extent permitted and, if necessary, a return of capital.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At May 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of

(continues)     19

Notes to financial statements

Delaware Investments® Global Dividend and Income Fund, Inc.

1. Significant Accounting Policies (continued)

the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2009. DMC, as defined below and its affiliates have previously and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its Investment Management Agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.70% (calculated daily) of the adjusted average weekly net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets excludes the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2009, the Fund was charged $963 for these services.

At May 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$23,642
Fees and other expenses payable to DSC	172
Other expenses payable to DMC and affiliates*	735

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Directors’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2009, the Fund was charged $1,490 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or directors of the Fund. These officers and Directors are paid no compensation by the Fund.

During the six months ended May 31, 2009, Kristen E. Bartholdson was appointed co-portfolio manager of the Fund. Ms. Bartholdson serves as co-manager with D. Tysen Nutt Jr., Anthony A. Lombardi, Roger A. Vogel Jr., Nikhil Lalvani, Nashira S. Wynn, Edward Gray, Todd A. Bassion, Thomas H. Chow, Roger A. Early, Kevin P. Loome, Babak Zenouzi, and Damon J. Andres. Ms. Bartholdson works with Mr. Nutt, Mr. Lombardi, Mr. Vogel, Ms. Wynn, and Mr. Lalvani on the Fund’s large cap value sleeve.

Effective March 30, 2009, Philip R. Perkins no longer serves as a Portfolio Manager to the Fund.

3. Investments

For the six months ended May 31, 2009, the Fund made purchases of $10,769,332 and sales of $16,904,569 of investment securities other than short-term investments.

At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments was $50,462,314. At May 31, 2009, net unrealized depreciation was $6,658,368, of which $1,296,670 related to unrealized appreciation of investments and $7,955,038 related to unrealized depreciation of investments.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

	Securities	Derivatives
Level 1	$12,989,943	$—
Level 2	30,223,670	19,030
Level 3	590,333	—
Total	$43,803,946	$19,030

As a result of utilizing international fair value pricing at May 31, 2009, the majority of the portfolio was categorized as Level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 11/30/08	$567,495
Net realized loss	(94,523)
Net change in unrealized appreciation/depreciation	212,234
Net purchases and settlements	(94,873)
Balance as of 5/31/09	$590,333

Net change in unrealized appreciation/depreciation
from investments still held as of 5/31/09	$212,083

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2009 and the year ended November 30, 2008 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/09*	11/30/08
Ordinary income	$1,907,530	$3,065,302
Return of capital	—	2,070,619
Total	$1,907,530	$5,135,921

*Tax information for the period ended May 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$47,709,129
Realized losses 12/1/08 – 5/31/09	(4,085,203)
Capital loss carryforwards as of 11/30/08	(6,164,872)
Other temporary differences	(52,072)
Unrealized depreciation of investments
and foreign currencies	(6,620,068)
Net assets	$30,786,914

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, contingent payment debt instruments, mark-to-market of forward foreign currency contracts, partnership income, and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, CDS contracts, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2009, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$1,382,242
Accumulated net realized loss	57,010
Paid-in capital	(1,439,252)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2008 was $6,164,872 and will expire in 2016.

For the six months ended May 31, 2009, the Fund had capital losses of $4,085,203 which may increase the capital loss carryforwards.

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, BNY Mellon Shareowner Services, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2009 and the year ended November 30, 2008.

On May 21, 2009, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the NYSE on June 29, 2009, the first business day following the expiration of the offer. The tender offer commenced on June 1, 2009 and expired on June 26, 2009.

In connection with the tender offer, the Fund purchased 259,528 shares of capital stock at a total cost of $1,531,215. The tender offer was oversubscribed and all tenders of shares were subject to pro-ration (at a ratio of approximately 0.578412712) in accordance with the terms of the tender offer.

On May 22, 2008, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the NYSE on June 30, 2008, the first business day following the expiration of the offer.

The tender offer commenced on May 30, 2008 and expired on June 27, 2008. In connection with the tender offer, the Fund purchased 273,187 shares of capital stock at a total cost of $2,573,422.

The Fund did not repurchase shares under the Share Repurchase Program during the six months ended May 31, 2009, and year ended November 30, 2008.

(continues)     21

Notes to financial statements

Delaware Investments® Global Dividend and Income Fund, Inc.

7. Line of Credit

For the six months ended May 31, 2009, the Fund borrowed money pursuant to a $25,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on November 30, 2009. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2009, the par value of loans outstanding was $10,725,000 at a variable interest rate of 1.09%. During the six months ended May 31, 2009, the average daily balance of loans outstanding was $10,725,000 at a weighted average interest rate of approximately 1.07%. Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.10% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

8. Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

9. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2009, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended May 31, 2009, the Fund did not enter into any CDS contracts as a seller of protection.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts.

10. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At May 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2009, the value of the securities on loan was $3,514,608, for which the Fund received collateral, comprised of securities collateral valued at $17,250, and cash collateral of $3,655,465. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

11. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are

(continues)     23

Notes to financial statements

Delaware Investments® Global Dividend and Income Fund, Inc.

11. Credit and Market Risk (continued)

generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2009. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

12. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information

Delaware Investments® Global Dividend and Income Fund, Inc.

Board Consideration of Delaware Investments Global Dividend and Income Fund, Inc. Investment Advisory Agreement

At a meeting held on May 19–21, 2009 (the “Annual Meeting”), the Board of Directors (the “Board”), including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Agreement for the Delaware Investments Global Dividend and Income Fund, Inc. (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Directors reviewed and discussed the Lipper reports with counsel to the independent Directors. The Board requested and received information regarding Management’s policy with respect to advisory fee levels and its breakpoint philosophy the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Directors received assistance and advice from and met separately with counsel to the independent Directors. Although the Directors gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by Management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

(continues)     25

Other Fund information

Delaware Investments® Global Dividend and Income Fund, Inc.

Board Consideration of Delaware Investments Global Dividend and Income Fund, Inc. Investment Advisory Agreement (continued)

The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end income and preferred stock funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile. The report further showed that the Fund’s performance for the three-, five- and ten-year periods was in the first quartile. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Board considered fees paid to Delaware Investments for non management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of Delaware Investments.

Economies of Scale. As a closed-end fund, the Fund does not issue shares on a continuous basis. Fund assets increase only to the extent that the values of the underlying securities in the Fund increase. Accordingly, the Board determined that the Fund was not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

About the organization

This semiannual report is for the information of Delaware Investments® Global Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices. Your Fund’s Board of Directors approved a share repurchase program in 1994 that authorizes the Fund to purchase up to 10% of its outstanding shares on the floor of the New York Stock Exchange.

Board of Directors

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett†
Private Investor
Rosemont, PA

John A. Fry†
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher†
Founder
Investor Analytics
Scottsdale, AZ

†Audit committee member

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Contact information

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7057

Independent registered public
accounting firm
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Your reinvestment options
Delaware Investments Global Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

Item 2. Code of Ethics

       Not applicable.

Item 3. Audit Committee Financial Expert

       Not applicable.

Item 4. Principal Accountant Fees and Services

       Not applicable.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments® Global Dividend and Income Fund, Inc.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 29, 2009

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 29, 2009

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 29, 2009